CASH FLOW STATEMENT - Cash outflows (inflows) arising from financing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Cash Flow Statement [line items]
Repayment of bank loans	$ 881	$ 267	$ 405
Borrowings of bank loans			(950)
Proceeds from corporate bond issue	485		1,000
Repayment of lease liabilities	54	59	55
Cash outflows/(inflows) from other	(3)	4	(7)
Dividends	327	329	328
Purchase of own shares	158		16
Proceeds from own Shares/issue of ordinary shares	(6)	(14)	(11)
Net cash used in financing activities	926	645	(1,164)
Debt
Disclosure Of Cash Flow Statement [line items]
Repayment of bank loans	881	267	405
Borrowings of bank loans			(950)
Proceeds from corporate bond issue	485		1,000
Repayment of lease liabilities	54	59	55
Cash outflows/(inflows) from other	(3)	4	(7)
Net cash used in financing activities	447	330	(1,497)
Equity.
Disclosure Of Cash Flow Statement [line items]
Dividends	327	329	328
Purchase of own shares	158		16
Proceeds from own Shares/issue of ordinary shares	(6)	(14)	(11)
Net cash used in financing activities	$ 479	$ 315	$ 333